FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 4,187.0	$ 3,898.3
Contractual cash flows	5,330.3	4,907.0
Derivative financial instruments, carrying amount	27.1	(10.5)
Derivative financial instruments, undiscounted cash flows	27.7	(6.3)
Non-derivative financial liabilities and derivative financial instruments, carrying amount	4,214.1	3,887.8
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	5,358.0	4,900.7
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,157.4	1,034.3
Derivative financial instruments, undiscounted cash flows	25.6	(1.7)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,183.0	1,032.6
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	671.7	527.8
Derivative financial instruments, undiscounted cash flows	0.9	(3.8)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	672.6	524.0
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	421.6	378.5
Derivative financial instruments, undiscounted cash flows	1.3	(0.6)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	422.9	377.9
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	316.5	368.0
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	316.5	368.0
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	697.4	603.2
Derivative financial instruments, undiscounted cash flows	(0.1)	(0.2)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	697.3	603.0
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	2,065.7	1,995.2
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	2,065.7	1,995.2
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	799.3	696.6
Contractual cash flows	799.3	696.6
Accounts payable and accrued liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	799.3	696.6
Accounts payable and accrued liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Long-term debt (other than lease liabilities)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,794.2	2,651.2
Contractual cash flows	2,794.2	2,651.2
Long-term debt (other than lease liabilities) | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	133.4	142.8
Long-term debt (other than lease liabilities) | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	486.7	345.3
Long-term debt (other than lease liabilities) | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	264.2	232.5
Long-term debt (other than lease liabilities) | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	171.5	238.4
Long-term debt (other than lease liabilities) | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	562.7	489.9
Long-term debt (other than lease liabilities) | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,175.7	1,202.3
Interest and accretion
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	0.0	0.0
Contractual cash flows	734.5	741.3
Interest and accretion | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	120.2	81.9
Interest and accretion | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	93.8	80.3
Interest and accretion | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	73.9	70.6
Interest and accretion | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	67.5	59.7
Interest and accretion | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	53.9	48.7
Interest and accretion | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	325.2	400.1
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	455.9	395.0
Contractual cash flows	724.6	487.8
Lease liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	104.5	113.0
Lease liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	62.7	66.7
Lease liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	55.9	44.2
Lease liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	51.5	39.1
Lease liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	47.6	34.4
Lease liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	402.4	190.4
Other non-current liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	137.6	155.5
Contractual cash flows	277.7	330.1
Other non-current liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Other non-current liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	28.5	35.5
Other non-current liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	27.6	31.2
Other non-current liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	26.0	30.8
Other non-current liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	33.2	30.2
Other non-current liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	162.4	202.4
Forward foreign currency contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	25.8	(15.3)
Outflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2,119.4	1,320.5
Outflow | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1,852.8	1,175.3
Outflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	186.3	118.1
Outflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	66.5	15.4
Outflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	13.8	11.7
Outflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Outflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Inflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2,092.2)	(1,336.9)
Inflow | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1,832.5)	(1,188.6)
Inflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(182.2)	(121.0)
Inflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(64.1)	(15.7)
Inflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(13.4)	(11.6)
Inflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Inflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Foreign currency and interest rate swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(10.5)	(8.2)
Derivative financial instruments, undiscounted cash flows	(11.3)	(2.9)
Foreign currency and interest rate swap agreements | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(6.5)	(1.4)
Foreign currency and interest rate swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(3.2)	(0.9)
Foreign currency and interest rate swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.1)	(0.3)
Foreign currency and interest rate swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.4)	(0.1)
Foreign currency and interest rate swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.1)	(0.2)
Foreign currency and interest rate swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	11.8	13.0
Derivative financial instruments, undiscounted cash flows	11.8	13.0
Equity swap agreements | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	11.8	13.0
Equity swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	$ 0.0	$ 0.0